Trade Accounts Receivable - Schedule of Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Accounts Receivable [Abstract]
Trade accounts receivable	R$ 14,852	R$ 10,225
Allowance for expected credit losses	(589)	(149)
Trade accounts receivable, net	R$ 14,263	R$ 10,076